UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS INVESTMENT MANAGEMENT

MFS® Intermediate High Income Fund

QUARTERLY REPORT

February 28, 2011

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11

Issuer	Shares/Par	Value ($)
Bonds – 124.4%
Aerospace – 2.1%
Alliant Techsystems, Inc., 6.875%, 2020	$115,000	$118,881
BE Aerospace, Inc., 8.5%, 2018	315,000	348,075
Bombardier, Inc., 7.5%, 2018 (n)	405,000	435,375
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	406,000	325,815
Oshkosh Corp., 8.25%, 2017	110,000	122,100

		$1,350,246

Apparel Manufacturers – 1.2%
Hanesbrands, Inc., 8%, 2016	$245,000	$265,213
Hanesbrands, Inc., 6.375%, 2020	110,000	106,095
Hanesbrands, Inc., FRN, 3.831%, 2014	220,000	220,000
Phillips-Van Heusen Corp., 7.375%, 2020	185,000	197,025

		$788,333

Asset-Backed & Securitized – 3.1%
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051 (z)	$450,000	$241,357
Citigroup Commercial Mortgage Trust, FRN, 5.698%, 2049	275,000	142,047
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	128,653	127,688
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.744%, 2049	250,617	170,270
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.744%, 2049	404,598	243,711
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.744%, 2049	1,169,622	563,928
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.06%, 2051	155,000	118,752
Merrill Lynch Mortgage Trust, “B”, FRN, 5.826%, 2050	155,000	95,419
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.743%, 2050	125,000	116,985
Wachovia Bank Commercial Mortgage Trust, FRN, 5.686%, 2047	250,000	128,860
Wachovia Bank Commercial Mortgage Trust, FRN, 5.746%, 2047	175,000	73,527

		$2,022,544

Automotive – 3.8%
Accuride Corp., 9.5%, 2018	$225,000	$250,875
Allison Transmission, Inc., 11%, 2015 (n)	315,000	342,561
Ford Motor Credit Co. LLC, 8%, 2014	125,000	139,802
Ford Motor Credit Co. LLC, 12%, 2015	1,110,000	1,401,788
General Motors Corp., 7.125%, 2013 (d)	372,000	118,110
Goodyear Tire & Rubber Co., 10.5%, 2016	165,000	188,100
UCI International, Inc., 8.625%, 2019 (z)	60,000	63,900

		$2,505,136

Basic Industry – 0.4%
Trimas Corp., 9.75%, 2017	$215,000	$238,650

Broadcasting – 6.0%
Allbritton Communications Co., 8%, 2018	$255,000	$267,111
Citadel Broadcasting Corp., 7.75%, 2018 (z)	40,000	42,900
Entravision Communications Corp., 8.75%, 2017	65,000	70,200
Gray Television, Inc., 10.5%, 2015	50,000	53,125
Inmarsat Finance PLC, 7.375%, 2017 (n)	330,000	354,750
Intelsat Bermuda Ltd., 11.25%, 2017	165,000	182,531
Intelsat Jackson Holdings Ltd., 9.5%, 2016	695,000	734,963
Lamar Media Corp., 6.625%, 2015	260,000	266,500
Lamar Media Corp., “C”, 6.625%, 2015	165,000	168,713
LBI Media, Inc., 8.5%, 2017 (z)	150,000	125,438
Local TV Finance LLC, 9.25%, 2015 (p)(z)	268,809	260,745
Newport Television LLC, 13%, 2017 (n)(p)	142,054	134,359
Nexstar Broadcasting, Inc., 0.5% to 2011, 7% to 2014 (p)	293,998	285,178
Nexstar Broadcasting, Inc., 7%, 2014	96,000	93,600
Salem Communications Corp., 9.625%, 2016	38,000	41,705

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	$125,000	$141,250
Sinclair Broadcast Group, Inc., 8.375%, 2018 (n)	40,000	42,300
SIRIUS XM Radio, Inc., 13%, 2013 (z)	110,000	131,175
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	220,000	243,925
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	125,000	132,500
Univision Communications, Inc., 12%, 2014 (n)	41,000	44,690
Univision Communications, Inc., 7.875%, 2020 (n)	90,000	96,525
Young Broadcasting, Inc., 8.75%, 2014 (d)	120,000	0

		$3,914,183

Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 7.875%, 2015	$260,000	$261,300
E*TRADE Financial Corp., 12.5%, 2017	160,000	189,600
Janus Capital Group, Inc., 6.95%, 2017	275,000	301,318

		$752,218

Building – 2.3%
Building Materials Holding Corp., 6.875%, 2018 (n)	$165,000	$169,125
Building Materials Holding Corp., 7%, 2020 (n)	115,000	121,181
CEMEX S.A., 9.25%, 2020	375,000	386,250
Nortek, Inc., 11%, 2013	166,688	177,523
Nortek, Inc., 10%, 2018 (n)	120,000	128,100
Owens Corning, 9%, 2019	220,000	260,343
Ply Gem Industries, Inc., 13.125%, 2014	185,000	203,038
Ply Gem Industries, Inc., 8.25%, 2018 (z)	80,000	81,900

		$1,527,460

Business Services – 2.4%
First Data Corp., 9.875%, 2015	$205,000	$207,050
Interactive Data Corp., 10.25%, 2018 (n)	375,000	420,000
Iron Mountain, Inc., 6.625%, 2016	185,000	185,925
Iron Mountain, Inc., 8.375%, 2021	135,000	149,344
SunGard Data Systems, Inc., 10.25%, 2015	377,000	397,264
SunGard Data Systems, Inc., 7.375%, 2018 (n)	100,000	103,250
SunGard Data Systems, Inc., 7.625%, 2020 (n)	105,000	108,413

		$1,571,246

Cable TV – 5.0%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$60,000	$63,000
Cablevision Systems Corp., 8.625%, 2017	375,000	420,000
CCH II LLC, 13.5%, 2016	285,000	345,206
CCO Holdings LLC, 7.875%, 2018	355,000	378,961
CCO Holdings LLC, 8.125%, 2020	135,000	145,631
Cequel Communications Holdings, 8.625%, 2017 (z)	80,000	84,600
Charter Communications Operating LLC, 10.875%, 2014 (n)	120,000	134,850
CSC Holdings LLC, 8.5%, 2014	255,000	285,600
CSC Holdings LLC, 8.5%, 2015	90,000	98,550
Insight Communications Co., Inc., 9.375%, 2018 (n)	200,000	220,500
Mediacom LLC, 9.125%, 2019	255,000	270,938
ONO Finance ll PLC, 10.875%, 2019 (z)	150,000	161,250
UPCB Finance III Ltd., 6.625%, 2020 (z)	204,000	203,235
Videotron LTEE, 6.875%, 2014	110,000	111,511
Virgin Media Finance PLC, 9.125%, 2016	100,000	106,750
Virgin Media Finance PLC, 9.5%, 2016	200,000	230,750

		$3,261,332

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Chemicals – 5.7%
Ashland, Inc., 9.125%, 2017		$300,000	$348,935
Celanese U.S. Holdings LLC, 6.625%, 2018 (n)		135,000	141,075
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		365,000	391,919
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)		60,000	63,825
Huntsman International LLC, 6.875%, 2013 (n)	EUR	200,000	282,200
Huntsman International LLC, 8.625%, 2021 (n)		$285,000	316,350
Lyondell Chemical Co., 8%, 2017 (n)		100,000	112,563
Lyondell Chemical Co., 11%, 2018		775,539	889,931
Momentive Performance Materials, Inc., 12.5%, 2014		455,000	507,894
Momentive Performance Materials, Inc., 11.5%, 2016		239,000	259,315
Momentive Performance Materials, Inc., 9%, 2021 (n)		125,000	132,969
Polypore International, Inc., 7.5%, 2017 (z)		55,000	56,925
Solutia, Inc., 7.875%, 2020		185,000	203,500

			$3,707,401

Computer Software – 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (z)		$135,000	$145,800

Computer Software - Systems – 0.6%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		$350,000	$385,875

Conglomerates – 0.6%
Amsted Industries, Inc., 8.125%, 2018 (n)		$180,000	$193,500
Pinafore LLC, 9%, 2018 (n)		185,000	205,813

			$399,313

Consumer Products – 1.8%
ACCO Brands Corp., 10.625%, 2015		$30,000	$33,900
ACCO Brands Corp., 7.625%, 2015		80,000	81,500
Central Garden & Pet Co., 8.25%, 2018		150,000	157,686
Easton-Bell Sports, Inc., 9.75%, 2016		145,000	163,125
Elizabeth Arden, Inc., 7.375%, 2021 (z)		120,000	126,000
Jarden Corp., 7.5%, 2017		180,000	191,475
Libbey Glass, Inc., 10%, 2015		131,000	143,118
NBTY, Inc., 9%, 2018 (n)		30,000	32,550
Visant Corp., 10%, 2017		215,000	232,736

			$1,162,090

Consumer Services – 2.2%
KAR Holdings, Inc., 10%, 2015		$121,000	$128,260
KAR Holdings, Inc., FRN, 4.304%, 2014		100,000	98,750
Realogy Corp., 10.5%, 2014		85,000	88,400
Service Corp. International, 6.75%, 2015		25,000	26,438
Service Corp. International, 7%, 2017		785,000	836,025
Ticketmaster Entertainment, Inc., 10.75%, 2016		215,000	235,963

			$1,413,836

Containers – 2.3%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		$400,000	$414,000
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018		40,000	43,100
Greif, Inc., 6.75%, 2017		350,000	371,000
Owens-Illinois, Inc., 7.375%, 2016		110,000	119,900
Packaging Dynamics Corp., 8.75%, 2016 (z)		65,000	66,544
Reynolds Group, 7.75%, 2016 (n)		105,000	111,825
Reynolds Group, 7.125%, 2019 (n)		130,000	133,250
Reynolds Group, 9%, 2019 (z)		100,000	104,250
Reynolds Group, 8.25%, 2021 (z)		105,000	105,263

			$1,469,132

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Defense Electronics – 0.3%
ManTech International Corp., 7.25%, 2018	$120,000	$125,400
MOOG, Inc., 7.25%, 2018	90,000	94,728

		$220,128

Electronics – 1.2%
CPI International Acquisition, Inc., 8%, 2018 (z)	$70,000	$70,525
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	150,000	171,750
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	160,000	178,400
Jabil Circuit, Inc., 7.75%, 2016	160,000	181,200
NXP B.V., 7.875%, 2014	165,000	172,219

		$774,094

Energy - Independent – 7.9%
Berry Petroleum Co., 10.25%, 2014	$150,000	$174,000
Bill Barrett Corp., 9.875%, 2016	85,000	95,200
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	205,000	217,812
Chesapeake Energy Corp., 6.875%, 2020	135,000	143,775
Comstock Resources, Inc., 7.75%, 2019	95,000	95,000
Concho Resources, Inc., 8.625%, 2017	45,000	49,613
Denbury Resources, Inc., 8.25%, 2020	170,000	189,125
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	205,000	220,375
EXCO Resources, Inc., 7.5%, 2018	125,000	124,063
Harvest Operations Corp., 6.875%, 2017 (n)	180,000	187,200
Hilcorp Energy I LP, 9%, 2016 (n)	280,000	294,000
Linn Energy LLC, 8.625%, 2020 (n)	20,000	22,300
Linn Energy LLC, 7.75%, 2021 (n)	174,000	184,875
Newfield Exploration Co., 6.625%, 2014	155,000	158,488
Newfield Exploration Co., 6.625%, 2016	90,000	92,925
OPTI Canada, Inc., 9.75%, 2013 (n)	135,000	132,975
OPTI Canada, Inc., 8.25%, 2014	470,000	256,150
Penn Virginia Corp., 10.375%, 2016	285,000	319,913
Pioneer Natural Resources Co., 6.875%, 2018	175,000	189,994
Pioneer Natural Resources Co., 7.5%, 2020	200,000	224,559
Plains Exploration & Production Co., 7%, 2017	565,000	589,013
QEP Resources, Inc., 6.875%, 2021	185,000	193,788
Quicksilver Resources, Inc., 8.25%, 2015	230,000	237,475
Quicksilver Resources, Inc., 9.125%, 2019	165,000	174,900
Range Resources Corp., 8%, 2019	115,000	126,644
SandRidge Energy, Inc., 8%, 2018 (n)	290,000	303,775
Williams Cos., Inc., 7.75%, 2031	159,000	189,273

		$5,187,210

Entertainment – 1.4%
AMC Entertainment, Inc., 8.75%, 2019	$250,000	$268,436
AMC Entertainment, Inc., 9.75%, 2020 (z)	125,000	134,061
Cinemark USA, Inc., 8.625%, 2019	380,000	414,200
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	90,000	96,750

		$913,447

Financial Institutions – 6.3%
American General Finance Corp., 5.375%, 2012	$85,000	$83,619
American General Finance Corp., 6.9%, 2017	205,000	183,986
CIT Group, Inc., 7%, 2014	215,000	219,166
CIT Group, Inc., 7%, 2016	420,000	423,675
CIT Group, Inc., 7%, 2017	1,225,000	1,234,185
Credit Acceptance Corp., 9.125%, 2017	135,000	145,463

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Financial Institutions – continued
Credit Acceptance Corp., 9.125%, 2017 (z)		$55,000	$58,300
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		194,000	198,608
GMAC, Inc., 8%, 2031		225,000	257,625
International Lease Finance Corp., 8.75%, 2017 (n)		300,000	342,750
International Lease Finance Corp., 7.125%, 2018 (n)		246,000	268,448
International Lease Finance Corp., 8.25%, 2020		60,000	66,750
Nationstar Mortgage LLC, 10.875%, 2015 (z)		250,000	257,500
SLM Corp., 8%, 2020		325,000	344,906

			$4,084,981

Food & Beverages – 3.0%
ARAMARK Corp., 8.5%, 2015		$430,000	$449,350
B&G Foods, Inc., 7.625%, 2018		125,000	133,436
CEDC Finance Corp. International, Inc., 9.125%, 2016 (n)		210,000	227,325
Constellation Brands, Inc., 7.25%, 2016		180,000	193,500
Del Monte Foods Co., 6.75%, 2015		335,000	340,025
Pinnacle Foods Finance LLC, 9.25%, 2015		330,000	344,025
Pinnacle Foods Finance LLC, 10.625%, 2017		65,000	69,713
TreeHouse Foods, Inc., 7.75%, 2018		215,000	232,738

			$1,990,112

Forest & Paper Products – 2.2%
Boise, Inc., 8%, 2020		$225,000	$248,061
Cascades, Inc., 7.75%, 2017		205,000	214,481
Georgia-Pacific Corp., 7.125%, 2017 (n)		190,000	201,875
Georgia-Pacific Corp., 8%, 2024		85,000	97,431
Georgia-Pacific Corp., 7.25%, 2028		55,000	58,025
Graphic Packaging Holding Co., 7.875%, 2018		125,000	134,375
JSG Funding PLC, 7.75%, 2015		10,000	10,250
Millar Western Forest Products Ltd., 7.75%, 2013		205,000	201,413
Sappi Papier Holding GmbH, 6.75%, 2012 (n)		90,000	93,825
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	120,000	177,186

			$1,436,922

Gaming & Lodging – 6.8%
Ameristar Casinos, Inc., 9.25%, 2014		$130,000	$139,750
Circus & Eldorado Joint Venture, 10.125%, 2012		300,000	294,000
Firekeepers Development Authority, 13.875%, 2015 (n)		335,000	399,069
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		695,000	3,475
Gaylord Entertainment Co., 6.75%, 2014		340,000	345,100
GWR Operating Partnership LLP, 10.875%, 2017		220,000	237,050
Harrah’s Operating Co., Inc., 11.25%, 2017		370,000	419,950
Harrah’s Operating Co., Inc., 10%, 2018		164,000	154,160
Harrah’s Operating Co., Inc., 10%, 2018		425,000	399,500
Host Hotels & Resorts, Inc., 6.75%, 2016		195,000	202,313
Host Hotels & Resorts, Inc., 9%, 2017		380,000	426,550
MGM Mirage, 10.375%, 2014		40,000	44,800
MGM Mirage, 11.125%, 2017		205,000	236,263
MGM Mirage, 9%, 2020 (n)		170,000	185,725
MGM Resorts International, 11.375%, 2018		110,000	124,850
Penn National Gaming, Inc., 8.75%, 2019		185,000	206,275
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		100,000	108,250
Station Casinos, Inc., 6.875%, 2016 (d)		715,000	72
Station Casinos, Inc., 6.625%, 2018 (d)		875,000	88
Wyndham Worldwide Corp., 6%, 2016		170,000	181,020
Wyndham Worldwide Corp., 7.375%, 2020		170,000	188,183

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par		Value ($)
Bonds – continued
Gaming & Lodging – continued
Wynn Las Vegas LLC, 7.75%, 2020		$110,000	$116,325

			$4,412,768

Industrial – 1.1%
Altra Holdings, Inc., 8.125%, 2016		$115,000	$122,761
Diversey, Inc., 8.25%, 2019		160,000	174,200
Hillman Group, Inc., 10.875%, 2018		140,000	154,000
Mueller Water Products, Inc., 7.375%, 2017		125,000	121,875
Mueller Water Products, Inc., 8.75%, 2020		107,000	118,503

			$691,339

Insurance – 2.4%
American International Group, Inc., 8.175% to 2038, FRN to 2068		$325,000	$356,685
ING Capital Funding Trust III, FRN, 3.902%, 2049		80,000	76,762
ING Groep N.V., 5.775% to 2015, FRN to 2049		434,000	386,260
MetLife, Inc., 9.25% to 2038, FRN to 2038 (n)		600,000	726,000

			$1,545,707

Insurance - Property & Casualty – 1.5%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		$330,000	$429,825
USI Holdings Corp., 9.75%, 2015 (z)		320,000	329,600
XL Group PLC, 6.5% to 2017, FRN to 2049		245,000	226,625

			$986,050

International Market Sovereign – 0.3%
Republic of Ireland, 5.4%, 2025	EUR	175,000	$169,817

Machinery & Tools – 1.3%
Case Corp., 7.25%, 2016		$90,000	$98,325
Case New Holland, Inc., 7.875%, 2017 (n)		415,000	463,761
Rental Service Corp., 9.5%, 2014		178,000	186,900
RSC Equipment Rental, Inc., 8.25%, 2021 (z)		95,000	100,463

			$849,449

Major Banks – 2.6%
Bank of America Corp., 8% to 2018, FRN to 2049		$630,000	$665,085
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		445,000	484,387
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		525,000	480,375
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)		100,000	86,000

			$1,715,847

Medical & Health Technology & Services – 8.1%
Biomet, Inc., 10.375%, 2017 (p)		$85,000	$95,094
Biomet, Inc., 11.625%, 2017		475,000	535,563
Community Health Systems, Inc., 8.875%, 2015		435,000	461,100
Davita, Inc., 6.375%, 2018		190,000	192,613
Davita, Inc., 6.625%, 2020		105,000	106,444
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		165,000	189,131
HCA, Inc., 9.25%, 2016		1,150,000	1,242,000
HCA, Inc., 8.5%, 2019		160,000	179,200
HealthSouth Corp., 8.125%, 2020		435,000	471,975
Tenet Healthcare Corp., 9.25%, 2015		425,000	466,969
Tenet Healthcare Corp., 8%, 2020		90,000	92,700
United Surgical Partners International, Inc., 8.875%, 2017		95,000	100,225
United Surgical Partners International, Inc., 9.25%, 2017 (p)		125,000	132,186
Universal Hospital Services, Inc., 8.5%, 2015 (p)		400,000	418,000
Vanguard Health Systems, Inc., 8%, 2018		195,000	200,361

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
VWR Funding, Inc., 10.25%, 2015 (p)	$402,062	$426,186

		$5,309,747

Metals & Mining – 2.3%
Arch Coal, Inc., 7.25%, 2020	$110,000	$116,875
Arch Western Finance LLC, 6.75%, 2013	85,000	85,850
Cloud Peak Energy, Inc., 8.25%, 2017	165,000	179,438
Cloud Peak Energy, Inc., 8.5%, 2019	225,000	248,063
Consol Energy, Inc., 8%, 2017	170,000	184,450
Consol Energy, Inc., 8.25%, 2020	110,000	121,275
Novelis, Inc., 8.375%, 2017 (n)	110,000	121,275
Novelis, Inc., 8.75%, 2020 (n)	60,000	66,150
Peabody Energy Corp., 7.375%, 2016	350,000	395,500

		$1,518,876

Natural Gas - Distribution – 0.8%
AmeriGas Partners LP, 7.125%, 2016	$295,000	$306,800
Ferrellgas Partners LP, 8.625%, 2020	180,000	195,750

		$502,550

Natural Gas - Pipeline – 2.8%
Atlas Pipeline Partners LP, 8.125%, 2015	$55,000	$57,406
Atlas Pipeline Partners LP, 8.75%, 2018	200,000	214,000
Colorado Interstate Gas Co., 6.8%, 2015	91,000	104,602
Crosstex Energy, Inc., 8.875%, 2018	220,000	242,550
El Paso Corp., 6.875%, 2014	325,000	355,152
El Paso Corp., 7%, 2017	185,000	206,686
El Paso Corp., 7.75%, 2032	90,000	95,292
Energy Transfer Equity LP, 7.5%, 2020	290,000	314,288
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	109,000	117,584
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	67,000	69,848
MarkWest Energy Partners LP, 8.75%, 2018	40,000	43,800

		$1,821,208

Network & Telecom – 5.1%
CenturyLink, Inc., 7.6%, 2039	$125,000	$131,960
Cincinnati Bell, Inc., 7%, 2015	395,000	402,900
Cincinnati Bell, Inc., 8.75%, 2018	270,000	258,861
Citizens Communications Co., 7.875%, 2027	325,000	313,625
Citizens Communications Co., 9%, 2031	70,000	73,675
Frontier Communications Corp., 8.25%, 2017	65,000	71,825
Frontier Communications Corp., 8.5%, 2020	55,000	61,050
Orascom Telecom Finance S.C.A., 7.875%, 2014 (z)	225,000	217,125
Qwest Communications International, Inc., 8%, 2015	105,000	114,581
Qwest Communications International, Inc., 7.125%, 2018 (n)	315,000	337,838
Qwest Communications International, Inc. “B”, 7.5%, 2014	250,000	253,750
Qwest Corp., 7.5%, 2014	145,000	166,025
Windstream Corp., 8.625%, 2016	715,000	756,113
Windstream Corp., 8.125%, 2018	45,000	48,150
Windstream Corp., 7.75%, 2020	125,000	129,531

		$3,337,009

Oil Services – 1.6%
Edgen Murray Corp., 12.25%, 2015	$105,000	$100,275
Expro Finance Luxembourg, 8.5%, 2016 (n)	400,000	411,000
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	160,000	158,400
Pioneer Drilling Co., 9.875%, 2018	190,000	207,100

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – continued
Trinidad Drilling Ltd., 7.875%, 2019 (n)	$130,000	$136,013

		$1,012,788

Oils – 0.3%
Petroplus Holdings AG, 9.375%, 2019 (n)	$205,000	$213,200

Other Banks & Diversified Financials – 2.5%
Capital One Financial Corp., 10.25%, 2039	$220,000	$238,975
Citigroup Capital XXI, 8.3% to 2037, FRN to 2077	660,000	679,800
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	125,000	140,694
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	210,000	202,650
Santander UK PLC, 8.963% to 2030, FRN to 2049	338,000	371,800

		$1,633,919

Pharmaceuticals – 0.1%
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)	$60,000	$62,100

Printing & Publishing – 0.7%
American Media, Inc., 13.5%, 2018 (z)	$28,207	$28,806
McClatchy Co., 11.5%, 2017	100,000	113,500
Morris Publishing Group LLC, 10%, 2014	91,547	87,771
Nielsen Finance LLC, 11.5%, 2016	97,000	114,218
Nielsen Finance LLC, 7.75%, 2018 (n)	105,000	113,531

		$457,826

Railroad & Shipping – 0.5%
Kansas City Southern Railway, 8%, 2015	$310,000	$336,350

Real Estate – 0.6%
CB Richard Ellis Group, Inc., 11.625%, 2017	$180,000	$212,175
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	200,000	210,500

		$422,675

Restaurants – 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$68,000	$68,850

Retailers – 3.5%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (z)	$50,000	$50,500
Express LLC/Express Finance Corp., 8.75%, 2018	110,000	118,388
General Nutrition Centers, Inc., FRN, 5.75%, 2014 (p)	205,000	204,616
Limited Brands, Inc., 6.9%, 2017	125,000	134,063
Limited Brands, Inc., 6.95%, 2033	175,000	162,750
Neiman Marcus Group, Inc., 10.375%, 2015	300,000	317,625
QVC, Inc., 7.375%, 2020 (n)	225,000	238,500
Sally Beauty Holdings, Inc., 10.5%, 2016	275,000	302,500
Toys “R” Us Property Co. II LLC, 8.5%, 2017	330,000	358,875
Toys “R” Us, Inc., 10.75%, 2017	280,000	319,900
YCC Holdings LLC, 10.25%, 2016 (p)(z)	105,000	108,150

		$2,315,867

Specialty Stores – 1.0%
Giraffe Acquisition Corp., 9.125%, 2018 (n)	$70,000	$71,400
Michaels Stores, Inc., 11.375%, 2016	125,000	136,563
Michaels Stores, Inc., 7.75%, 2018 (n)	155,000	160,038
Payless ShoeSource, Inc., 8.25%, 2013	262,000	266,421

		$634,422

Telecommunications - Wireless – 5.5%
Clearwire Corp., 12%, 2015 (n)	$525,000	$572,250
Cricket Communications, Inc., 7.75%, 2016	135,000	142,763

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 9%, 2015	$215,000	$241,875
Crown Castle International Corp., 7.125%, 2019	210,000	223,388
Digicel Group Ltd., 8.25%, 2017 (n)	235,000	245,575
Digicel Group Ltd., 10.5%, 2018 (n)	100,000	114,000
MetroPCS Wireless, Inc., 7.875%, 2018	105,000	110,906
Nextel Communications, Inc., 7.375%, 2015	170,000	170,425
NII Holdings, Inc., 10%, 2016	160,000	181,200
NII Holdings, Inc., 8.875%, 2019	100,000	110,500
SBA Communications Corp., 8%, 2016	80,000	87,200
SBA Communications Corp., 8.25%, 2019	125,000	137,813
Sprint Capital Corp., 6.875%, 2028	90,000	81,113
Sprint Nextel Corp., 8.375%, 2017	450,000	498,938
Sprint Nextel Corp., 8.75%, 2032	315,000	327,600
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	100,000	114,750
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	210,000	216,825

		$3,577,121

Telephone Services – 0.8%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$100,000	$103,750
Embarq Corp., 7.995%, 2036	160,000	181,833
Frontier Communications Corp., 8.125%, 2018	195,000	216,694

		$502,277

Tobacco – 0.6%
Reynolds American, Inc., 7.625%, 2016	$345,000	$409,940

Transportation - Services – 2.6%
ACL I Corp., 10.625%, 2016 (p)(z)	$150,000	$149,897
Aguila American Resources Ltd., 7.875%, 2018 (z)	150,000	155,625
American Petroleum Tankers LLC, 10.25%, 2015 (n)	145,000	151,706
Commercial Barge Line Co., 12.5%, 2017	285,000	330,600
Hertz Corp., 8.875%, 2014	219,000	224,749
Hertz Corp., 7.5%, 2018 (n)	130,000	137,638
Hertz Corp., 7.375%, 2021 (n)	170,000	177,650
Navios Maritime Acquisition Corp., 8.625%, 2017 (n)	105,000	109,463
Navios Maritime Holdings, Inc., 8.875%, 2017	90,000	97,200
Swift Services Holdings, Inc., 10%, 2018 (z)	165,000	180,675

		$1,715,203

Utilities - Electric Power – 5.7%
AES Corp., 8%, 2017	$505,000	$547,925
Calpine Corp., 8%, 2016 (n)	415,000	450,275
Calpine Corp., 7.875%, 2020 (n)	215,000	227,361
Covanta Holding Corp., 7.25%, 2020	155,000	162,791
Dynegy Holdings, Inc., 7.125%, 2018	540,000	383,400
Dynegy Holdings, Inc., 7.75%, 2019	240,000	173,400
Edison Mission Energy, 7%, 2017	500,000	406,250
Energy Future Holdings Corp., 10.25%, 2020 (n)	270,000	281,165
Energy Future Holdings Corp., 10%, 2020	420,000	438,418
Genon Escrow Corp., 9.875%, 2020 (n)	475,000	499,938
Texas Competitive Electric Holdings LLC, 10.25%, 2015	275,000	154,688

		$3,725,611

Total Bonds		$81,170,205

Floating Rate Loans (g)(r) – 0.8%
Aerospace – 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$107,005	$108,476

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer			Shares/Par	Value ($)
Floating Rate Loans (g)(r) – continued
Broadcasting – 0.3%
Gray Television, Inc., Term Loan B, 3.77%, 2014			$64,993	$64,703
Local TV Finance LLC, Term Loan B, 2.31%, 2013			15,390	15,006
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015			92,724	93,111

				$172,820

Building – 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017			$9,907	$10,211

Consumer Services – 0.1%
Realogy Corp., Letter of Credit, 3.113%, 2016			$9,796	$9,398
Realogy Corp., Term Loan, 5.25%, 2016			57,760	55,408

				$64,806

Financial Institutions – 0.0%
American General Financial Corp., Term Loan B, 7.25%, 2015			$32,250	$32,537

Gaming & Lodging – 0.2%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$525,000	$4,935
MGM Mirage, Term Loan, 7%, 2014 (o)			119,806	117,993

				$122,928

Total Floating Rate Loans				$511,778

Common Stocks – 0.5%
Automotive – 0.1%
Accuride Corp. (a)			4,099	$57,345

Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (a)			42	$105,000

Gaming & Lodging – 0.1%
Ameristar Casinos, Inc.			2,100	$35,175

Printing & Publishing – 0.2%
American Media Operations, Inc. (a)			7,229	$103,158
Quad/Graphics, Inc. (a)			357	15,501

				$118,659

Special Products & Services – 0.0%
Mark IV Industries LLC, Common Units, “A” (a)			207	$12,110

Trucking – 0.0%
Quality Distribution, Inc. (a)			2,687	$27,139

Total Common Stocks				$355,428

Preferred Stocks – 0.3%
Automotive – 0.2%
General Motors Co., 4.75%			3,430	$174,518

Other Banks & Diversified Financials – 0.1%
Citigroup Capital XIII, 7.875%			1,450	$39,223

Total Preferred Stocks				$213,741

	Strike Price	First Exercise
Warrants – 0.2%
Broadcasting – 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a)	$0.01	7/14/10	38	$95,000

Issuer/Expiration Date/Strike Price			Number of Contracts

Call Options Purchased – 0.1%
S&P 500 Index - June 2011@ $1,350			23	$76,360

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 5.4%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	3,515,723	$3,515,723

Total Investments		$85,938,235

Other Assets, Less Liabilities – (31.7)%		(20,662,916)

Net Assets – 100.0%		$65,275,319

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,818,166, representing 25.8% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$147,391	$149,897
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	125,000	134,061
Aguila American Resources Ltd., 7.875%, 2018	1/25/11	153,713	155,625
American Media, Inc., 13.5%, 2018	12/22/10	28,652	28,806
Banc of America Commercial Mortgage, Inc., FRN, 6.248%, 2051	6/19/08	328,073	241,357
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	60,000	63,000
Burlington Coat Factory Warehouse Corp., 10%, 2019	2/17/11	50,000	50,500
CPI International Acquisition, Inc., 8%, 2018	2/03/11	70,000	70,525
Cequel Communications Holdings, 8.625%, 2017	1/13/11	82,271	84,600
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	40,000	42,900
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	100,000	103,750
Credit Acceptance Corp., 9.125%, 2017	2/28/11	58,300	58,300
Elizabeth Arden, Inc., 7.375%, 2021	1/13/11 - 1/21/11	121,967	126,000
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	124,805	127,688
LBI Media, Inc., 8.5%, 2017	7/18/07	148,183	125,438
Local TV Finance LLC, 9.25%, 2015	5/02/07 - 2/16/11	270,058	260,745
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10 - 12/20/10	92,612	96,750
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10 -12/08/10	234,615	257,500
ONO Finance ll PLC, 10.875%, 2019	1/21/11	150,000	161,250
Orascom Telecom Finance S.C.A., 7.875%, 2014	2/01/07	225,000	217,125
Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	65,822	66,544
Ply Gem Industries, Inc., 8.25%, 2018	2/09/11	80,000	81,900
Polypore International, Inc., 7.5%, 2017	11/10/10 - 2/24/11	55,675	56,925
RSC Equipment Rental, Inc., 8.25%, 2021	1/13/11 - 1/14/11	95,869	100,463
Reynolds Group, 9%, 2019	1/24/11	105,580	104,250
Reynolds Group, 8.25%, 2021	1/27/11	105,000	105,263
SIRIUS XM Radio, Inc., 13%, 2013	12/15/10 -1/03/11	129,643	131,175
Swift Services Holdings, Inc., 10%, 2018	12/15/10	165,000	180,675
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	137,446	145,800
UCI International, Inc., 8.625%, 2019	1/11/11	60,000	63,900
UPCB Finance III Ltd., 6.625%, 2020	2/07/11	204,000	203,235
USI Holdings Corp., 9.75%, 2015	4/26/07 - 9/13/07	317,598	329,600

MFS Intermediate High Income Fund

PORTFOLIO OF INVESTMENTS (unaudited) 2/28/11 - continued

Restricted Securities - continued	Acquisition Date	Cost	Value
YCC Holdings LLC, 10.25%, 2016	2/04/11 - 2/10/11	$105,660	$108,150
Total Restricted Securities			$4,233,697
% of Net Assets			6.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR      Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards.

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(1) Investment Valuations - continued

The following is a summary of the levels used as of February 28, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$425,262	$315,267	$—	$740,529
Non-U.S. Sovereign Debt	—	169,817	—	169,817
Corporate Bonds	—	70,000,077	0	70,000,077
Commercial Mortgage-Backed Securities	—	1,894,856	—	1,894,856
Asset-Backed Securities (including CDOs)	—	127,688	—	127,688
Foreign Bonds	—	8,977,767	—	8,977,767
Floating Rate Loans	—	511,778	—	511,778
Mutual Funds	3,515,723	—	—	3,515,723

Total Investments	$3,940,985	$81,997,250	$0	$85,938,235

Other Financial Instruments
Futures	$(1,818)	$—	$—	$(1,818)
Forward Currency Contracts	—	(45,745)	—	(45,745)

For further information regarding security characteristics, see the Portfolio of Investments. At 2/28/11, the fund held 1 level 3 security valued at $0, which was also held and valued at $0 at November 30, 2010.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$83,918,355

Gross unrealized appreciation	$5,835,473
Gross unrealized depreciation	(3,815,593)

Net unrealized appreciation (depreciation)	$2,019,880

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Derivative Contracts at 2/28/11

Forward Foreign Currency Exchange Contracts at 2/28/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Citibank N.A.	258,738	4/12/11	$356,649	$356,864	$215
BUY	EUR	UBS AG	80,000	3/15/11	105,531	110,378	4,847

							$5,062

Liability Derivatives
BUY	EUR	Citibank N.A.	157,630	4/12/11	$217,644	$217,412	$(232)
SELL	EUR	Credit Suisse Group	135,315	4/12/11	184,009	186,634	(2,625)
SELL	EUR	UBS AG	814,303	3/15/11	1,075,564	1,123,514	(47,950)

							$(50,807)

MFS Intermediate High Income Fund

Supplemental Information (Unaudited) 2/28/11 - continued

(3) Derivative Contracts at 2/28/11 - continued

Futures Contracts Outstanding at 2/28/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	4	$476,188	June-2011	$(1,045)
U.S. Treasury Bond 30 yr (Short)	USD	2	240,688	June-2011	(773)

					$(1,818)

At February 28, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,209,589	8,072,935	(5,766,801)	3,515,723

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,036	$3,515,723

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: April 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: April 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2011

*	Print name and title of each signing officer under his or her signature.